OPERATING LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
Rental income

The minimum contractual future revenues to be received on time charters in respect of our Vessels as of December 31, 2024, were as follows:

(in thousands of $)
2025	302,336
2026	207,002
2027	139,534
2028	46,514
2029 and thereafter	326,947
Total minimum contractual future revenues	1,022,332

The cost and accumulated depreciation of vessels leased to third parties as of December 31, 2024 was $2,075.2 million and $167.4 million (2023: $1,789.2 million and $100.2 million, respectively as of December 31, 2023). This does not include capitalized drydocking costs.
The components of operating lease income were as follows:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Operating lease income	307,783	337,418	176,028	37,506
Variable lease income / (expense) (1)	5,837	9,663	7,539	(217)
Total operating lease income	313,620	347,081	183,567	37,289
(1) “Variable lease income / (expense)” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
Rental expense

We lease certain office premises and equipment on-board our fleet of vessels under operating leases. Many lease agreements include one or more options to renew. We include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These payments are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels and adjustments for inflation.

The components of operating lease cost were as follows:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Total Operating lease cost (1)	1,383	1,412	830	292

(1) “Operating lease cost” includes short-term lease cost. No external vessel was sub-chartered during the years ended December 31, 2024, 2023 and 2022.

As of December 31, 2024, 2023 and 2022, the right-of-use assets that we recognize as a lessee pursuant to various operating leases amounted to $3.4 million, $3.9 million and $0.9 million, respectively.

The weighted average remaining lease term for our operating leases is 4.87 years (2023: 6.2 years) and the weighted-average discount rate applied for our operating lease is 5.5% (2023: 5.5%).
The maturity of our lease liabilities as of December 31, 2024 is as follows:

(in thousands of $)
2025	866
2026	641
2027	612
2028	585
2029 and thereafter	508
Total minimum lease payments	3,212